Income Taxes - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income taxes paid (refund) [abstract]
Decrease for current tax expenses of prior periods		¥ 4,654	¥ 4,952	¥ 17,529
Current tax expense (income), related to Pillar Two income taxes		317
Increase for deferred tax benefits relating to origination and reversal of temporary differences		¥ 19,542	¥ 32,290	¥ 54,974
Takeda’s domestic (Japanese) statutory tax rate	31.50%	30.60%	30.60%	30.60%
Tax contingencies		¥ (426)	¥ 83,784	¥ (13,991)
Current and deferred tax relating to items credited (charged) directly to equity		1,347	506
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax assets have not been recognised		447,645	65,232
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		¥ 578,601	¥ 532,960